Segment reporting (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [line items]
Disclosure of operating segments
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Others						Total
	2025		2024		2023		2025		2024		2023		2025		2024		2023		2025		2024		2023
Revenues (1)	Rs.	289,552	Rs.	245,453	Rs.	213,768	Rs.	33,846	Rs.	29,801	Rs.	29,069	Rs.	2,137	Rs.	3,910	Rs.	3,042	Rs.	325,535	Rs.	279,164	Rs.	245,879
Gross profit	Rs.	179,606	Rs.	154,268	Rs.	132,719	Rs.	9,157	Rs.	6,919	Rs.	4,715	Rs.	1,665	Rs.	2,420	Rs.	1,909	Rs.	190,428	Rs.	163,607	Rs.	139,343
Selling, general and administrative expenses																				93,870		77,201		68,026
Research and development expenses																				27,380		22,873		19,381
Impairment of non-current assets, net																				1,693		3		699
Other income, net																				(4,358)		(4,199)		(5,907)
Results from operating activities																			Rs.	71,843	Rs.	67,729	Rs.	57,144
Finance income, net																				4,724		3,994		2,853
Share of profit of equity accounted investees, net of tax																				217		147		370
Profit before tax																			Rs.	76,784	Rs.	71,870	Rs.	60,367
Tax expense, net																				19,539		16,186		15,300
Profit for the year																			Rs.	57,245	Rs.	55,684	Rs.	45,067

(1)
Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)

Analysis of revenues within the Global Generics segment
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2025		2024		2023
Oncology	Rs.	85,798	Rs.	67,563	Rs.	48,671
Nervous System		43,345		29,760		27,888
Pain Management		27,552		23,990		23,585
Gastrointestinal		25,315		23,368		23,439
Respiratory		18,551		17,291		17,074
Cardiovascular		17,034		16,326		16,187
Anti-Infective		12,774		15,896		17,066
Dermatology		9,130		7,691		6,749
Hematology		8,628		10,949		10,316
Diabetology		7,452		5,336		4,888
Nutraceuticals		6,427		5,680		5,876
Others		27,546		21,603		12,029
To t al	Rs.	289,552	Rs.	245,453	Rs.	213,768

Analysis of revenues within the PSAI segment
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below
:

	For the Year Ended March 31,
	2025		2024		2023
Cardiovascular	Rs.	7,060	Rs.	6,915	Rs.	6,625
Nervous System		3,722		2,907		3,753
Pain Management		3,668		4,221		3,729
Oncology		3,398		3,558		4,252
Hematology		2,458		646		428
Diabetology		2,039		1,609		998
Anti-Infective		1,677		1,456		2,346
Gastrointestinal		1,220		1,108		1,064
Dermatology		742		862		716
Respiratory		667		899		810
Genitourinary		416		367		637
Others		6,779		5,253		3,711
Total		33,846		29,801	Rs.	29,069

Analysis of revenues by geography
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2025		2024		2023
United States	Rs.	149,351	Rs	135,565	Rs	106,683
India		55,830		48,473		50,499
Russia		25,958		22,301		21,228
Others (1)		94,396		72,825		67,469
	Rs.	325,535	Rs.	279,164	Rs.	245,879

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Disclosure of analysis of depreciation and amortization, included in cost of revenues
Depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2025		2024		2023
Global Generics	Rs.	4,155	Rs.	3,892	Rs.	3,269
PSAI		2,956		2,813		2,773
Others		-		37		69
	Rs.	7,111	Rs.	6,742	Rs.	6,111

Reportable segments [member]
Disclosure of operating segments [line items]
Analysis of revenues within the Global Generics segment
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2025		2024		2023
Oncology	Rs.	85,798	Rs.	67,563	Rs.	48,671
Nervous System		43,345		29,760		27,888
Pain Management		27,552		23,990		23,585
Gastrointestinal		25,315		23,368		23,439
Respiratory		18,551		17,291		17,074
Cardiovascular		17,034		16,326		16,187
Anti-Infective		12,774		15,896		17,066
Dermatology		9,130		7,691		6,749
Hematology		8,628		10,949		10,316
Diabetology		7,452		5,336		4,888
Nutraceuticals		6,427		5,680		5,876
Others		27,546		21,603		12,029
To t al	Rs.	289,552	Rs.	245,453	Rs.	213,768

Analysis of revenues within the PSAI segment
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below
:

	For the Year Ended March 31,
	2025		2024		2023
Cardiovascular	Rs.	7,060	Rs.	6,915	Rs.	6,625
Nervous System		3,722		2,907		3,753
Pain Management		3,668		4,221		3,729
Oncology		3,398		3,558		4,252
Hematology		2,458		646		428
Diabetology		2,039		1,609		998
Anti-Infective		1,677		1,456		2,346
Gastrointestinal		1,220		1,108		1,064
Dermatology		742		862		716
Respiratory		667		899		810
Genitourinary		416		367		637
Others		6,779		5,253		3,711
Total		33,846		29,801	Rs.	29,069

Analysis of revenues by geography
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2025		2024		2023
United States	Rs.	149,351	Rs	135,565	Rs	106,683
India		55,830		48,473		50,499
Russia		25,958		22,301		21,228
Others (1)		94,396		72,825		67,469
	Rs.	325,535	Rs.	279,164	Rs.	245,879

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination)
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2025		2024
Ind i a	Rs.	31,448	Rs.	19,572
Switzerland		61,867		7,724
United States		2,118		1,285
Others		3,948		2,752
	Rs.	99,381	Rs.	31,333